Provisions (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Provisions reconciliation
Balance at beginning of year	$ 170.8	$ 216.5
Additions	67.4	17.0
Use	(118.1)	(55.9)
Reversal	(84.6)	(13.5)
Additions from acquisition		8.4
Interest effect	1.9	(1.7)
Foreign currency translation adjustments	(0.3)	216.5
Balance at end of year	37.1	170.8
Current			$ 17.4	$ 160.5
Non-current			19.7	10.3
Total	37.1	170.8	37.1	170.8
Employee related
Provisions reconciliation
Balance at beginning of year	13.5	7.3
Additions	9.3	6.7
Use	(1.8)	(0.6)
Reversal	(1.0)
Interest effect		0.1
Foreign currency translation adjustments	(0.3)	7.3
Balance at end of year	19.7	13.5
Current				13.5
Non-current			19.7
Total	19.7	13.5	19.7	13.5
Written put options
Provisions reconciliation
Balance at beginning of year	147.0	202.7
Additions		0.1
Use	(75.6)	(50.1)
Reversal	(73.3)	(12.2)
Additions from acquisition		8.3
Interest effect	1.9	(1.8)
Foreign currency translation adjustments		202.7
Balance at end of year		147.0
Current				147.0
Total	147.0	147.0		147.0
Other
Provisions reconciliation
Balance at beginning of year	10.3	6.5
Additions	58.1	10.2
Use	(40.7)	(5.2)
Reversal	(10.3)	(1.3)
Additions from acquisition		0.1
Foreign currency translation adjustments		6.5
Balance at end of year	17.4	10.3
Current			17.4
Non-current				10.3
Total	$ 17.4	$ 10.3	$ 17.4	$ 10.3